Business Segment Information (Reconciliation of Total Net Business Profits under Internal Management Reporting Systems to Income Before Income Tax Expense on Consolidated Statements of Income) (Detail) - JPY (¥)
¥ in Millions
	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits (losses) + Net gains (losses) related to ETFs and others	¥ 460,400	¥ 419,400
Adjustment to reconcile management reporting to Japanese GAAP:
General and administrative expenses: non-allocated gains (losses), net	19,200	4,100
Expenses related to portfolio problems (including reversal of (provision for) general reserve for losses on loans)	(59,900)	(84,800)
Gains on reversal of reserves for possible losses on loans, and others	10,200	3,600
Net gains (losses) related to stocks—Net gains (losses) related to ETFs and others	(6,900)	(50,500)
Net extraordinary gains (losses)	47,300	65,800
Others	(23,700)	(24,200)
Income before income tax expense under Japanese GAAP	446,600	333,400
Adjustment to reconcile Japanese GAAP to U.S. GAAP:
Derivative financial instruments and hedging activities	(47,900)	(12,900)
Investments	13,800	285,400
Loans	2,200	(10,800)
Allowances for credit losses	5,000	35,800
Premises and equipment	(34,900)	(37,100)
Land revaluation	1,600	2,700
Business combinations	3,400	(4,300)
Pension liabilities	(63,900)	(84,500)
Consolidation of variable interest entities	51,100	36,600
Foreign currency translation	2,400	(200)
Others	3,800	3,700
Income before income tax expense	¥ 383,200	¥ 547,841